Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Disciplined Small Cap Portfolio
March 31, 2026
VDSC-NPRT1-0526
1.830301.120
Common Stocks - 99.1%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	53,071	647,997
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (a)	10,747	151,748
CANADA - 0.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Teekay Tankers Ltd Class A	22,999	1,686,287
Health Care - 0.2%
Biotechnology - 0.2%
Aurinia Pharmaceuticals Inc (a)	38,664	573,001
Xenon Pharmaceuticals Inc (a)	6,096	354,482
TOTAL HEALTH CARE		927,483
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (a)(b)	41,349	596,666
Materials - 0.1%
Metals & Mining - 0.1%
Novagold Resources Inc (United States) (a)	20,255	181,890
Ssr Mining Inc (United States) (a)	12,165	357,651
TOTAL MATERIALS		539,541
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (a)	58,151	145,377
TOTAL CANADA		3,895,354
DENMARK - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S rights (a)(c)	2,732	0
IRELAND - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Cimpress PLC (a)(b)	22,531	1,644,763
MONACO - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	13,000	970,580
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Inc	22,853	386,216
TOTAL MONACO		1,356,796
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SFL Corp Ltd	23,672	255,421
SINGAPORE - 0.7%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (a)	12,513	151,282
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Kulicke & Soffa Industries Inc	49,430	3,248,540
TOTAL SINGAPORE		3,399,822
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Caledonia Mining Corp PLC	12,644	285,628
SWITZERLAND - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
ADC Therapeutics SA (a)	70,172	263,145
CRISPR Therapeutics AG (a)(b)	21,074	1,002,490

TOTAL SWITZERLAND		1,265,635
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (a)	11,417	5,954,194
UNITED STATES - 95.5%
Communication Services - 2.9%
Diversified Telecommunication Services - 1.0%
Atn International Inc	23,406	637,111
Bandwidth Inc Class A (a)	112,670	2,007,779
Globalstar Inc (a)	993	65,955
IDT Corp Class B	3,926	192,767
Lumen Technologies Inc (a)	331,302	2,302,550
		5,206,162
Entertainment - 0.6%
Cinemark Holdings Inc	26,841	765,505
Lionsgate Studios Corp	34,968	335,343
Madison Square Garden Entertainment Corp Class A (a)	17,877	1,053,135
Marcus Corp/The	2,228	38,255
Playtika Holding Corp	48,876	135,875
Sphere Entertainment Co Class A (a)(b)	7,271	853,615
		3,181,728
Interactive Media & Services - 0.3%
Yelp Inc Class A (a)	57,636	1,425,915
ZipRecruiter Inc Class A (a)	12,876	23,691
		1,449,606
Media - 1.0%
Cable One Inc (a)	1,207	110,090
EchoStar Corp Class A (a)	17,311	2,026,599
EW Scripps Co/The Class A (a)	50,233	186,867
John Wiley & Sons Inc Class A	40,361	1,537,754
Scholastic Corp	14,365	561,097
USA TODAY Co Inc (a)	105,478	743,620
		5,166,027
TOTAL COMMUNICATION SERVICES		15,003,523
Consumer Discretionary - 7.4%
Automobile Components - 0.9%
Adient PLC (a)	30,367	613,717
Cooper-Standard Holdings Inc (a)	24,639	686,689
Dauch Corporation (a)	53,556	317,587
Goodyear Tire & Rubber Co/The (a)	36,926	244,819
Phinia Inc	39,261	2,687,023
		4,549,835
Distributors - 0.0%
Gold.com Inc	1,302	52,184
Diversified Consumer Services - 0.4%
Chegg Inc (a)	205,378	152,247
Coursera Inc (a)	71,419	415,659
Graham Holdings Co Class B	472	499,027
Strategic Education Inc	1,420	117,802
Universal Technical Institute Inc (a)	26,882	970,440
		2,155,175
Hotels, Restaurants & Leisure - 1.3%
Accel Entertainment Inc Class A (a)	20,112	219,422
Brightstar Lottery PLC	88,354	1,125,630
Brinker International Inc (a)	4,321	616,909
Global Business Travel Group I Class A (a)(b)	118,745	662,597
Life Time Group Holdings Inc (a)	94,226	2,538,449
Marriott Vacations Worldwide Corp (b)	7,418	483,060
Monarch Casino & Resort Inc	9,283	887,455
Target Hospitality Corp (a)	12,300	114,144
		6,647,666
Household Durables - 1.8%
Cavco Industries Inc (a)	1,629	788,908
Ethan Allen Interiors Inc	17,128	381,269
Flexsteel Industries Inc (b)	11,896	534,606
Installed Building Products Inc	6,535	1,732,755
M/I Homes Inc (a)	15,424	1,888,669
Meritage Homes Corp	3,232	199,867
Sonos Inc (a)	207,672	2,782,806
Taylor Morrison Home Corp (a)	17,485	1,018,326
Tri Pointe Homes Inc (a)	4,622	215,986
		9,543,192
Leisure Products - 0.5%
Callaway Golf Co (a)	148,360	2,059,237
Peloton Interactive Inc Class A (a)	125,000	536,250
Sturm Ruger & Co Inc	4,077	163,447
		2,758,934
Specialty Retail - 2.4%
Abercrombie & Fitch Co Class A (a)	38,994	3,562,883
American Eagle Outfitters Inc	31,370	523,879
Carparts Com Inc (a)	134,272	105,511
Citi Trends Inc (a)	12,029	521,096
National Vision Holdings Inc (a)	6,677	172,934
Petco Health & Wellness Co Inc Class A (a)(b)	516,612	1,436,181
RealReal Inc/The (a)	45,035	408,918
Sally Beauty Holdings Inc (a)	58,062	804,159
Sonic Automotive Inc Class A (b)	4,826	330,919
Stitch Fix Inc Class A (a)	24,266	80,320
ThredUp Inc Class A (a)	477,819	1,567,246
Urban Outfitters Inc (a)	42,742	2,707,706
Victoria's Secret & Co (a)	1,238	57,394
		12,279,146
Textiles, Apparel & Luxury Goods - 0.1%
Figs Inc Class A (a)	19,915	294,145
G-III Apparel Group Ltd	8,636	239,217
Rocky Brands Inc	402	15,565
		548,927
TOTAL CONSUMER DISCRETIONARY		38,535,059
Consumer Staples - 0.7%
Beverages - 0.0%
National Beverage Corp (a)	6,690	225,118
Consumer Staples Distribution & Retail - 0.4%
United Natural Foods Inc (a)	40,739	1,835,699
Food Products - 0.2%
Utz Brands Inc Class A	160,142	1,268,325
Household Products - 0.0%
Central Garden & Pet Co Class A (a)	7,487	242,729
Personal Care Products - 0.1%
Nature's Sunshine Products Inc (a)	15,387	369,134
TOTAL CONSUMER STAPLES		3,941,005
Energy - 7.2%
Energy Equipment & Services - 3.1%
Archrock Inc	101,025	3,515,670
Expro Group Holdings NV (a)	49,246	857,373
Forum Energy Technologies Inc (a)	8,923	523,423
Helix Energy Solutions Group Inc (a)	43,112	426,378
Helmerich & Payne Inc	27,973	1,007,867
Innovex International Inc (a)	10,406	253,802
Kodiak Gas Services Inc	9,161	534,270
Nabors Industries Ltd (a)	5,182	445,963
National Energy Services Reunited Corp (a)	62,645	1,344,988
Natural Gas Services Group Inc	10,121	381,967
Oceaneering International Inc (a)	43,868	1,555,998
Oil States International Inc (a)	48,119	560,105
ProPetro Holding Corp (a)	34,306	494,349
Solaris Energy Infrastructure Inc Class A	20,625	1,165,519
Transocean Ltd (a)(b)	373,464	2,476,066
Valaris Ltd (a)	6,255	613,240
		16,156,978
Oil, Gas & Consumable Fuels - 4.1%
California Resources Corp	54,579	3,777,958
Calumet Inc (a)	2,839	101,920
Core Natural Resources Inc	6,873	719,809
Crescent Energy Co Class A	141,402	1,908,927
Delek US Holdings Inc	61,652	2,778,656
DHT Holdings Inc	15,985	292,046
Dorian LPG Ltd	61,743	2,111,611
Energy Fuels Inc/Canada (United States) (a)	17,795	324,759
Excelerate Energy Inc Class A	72,532	2,424,019
Green Plains Inc (a)	819	13,472
Gulfport Energy Corp (a)	1,287	272,291
Murphy Oil Corp	14,257	588,101
Northern Oil & Gas Inc	29,558	863,980
PBF Energy Inc Class A	3,538	168,480
Peabody Energy Corp	1,376	45,339
Riley Exploration Permian Inc	9,340	340,443
SM Energy Co	49,101	1,530,969
Uranium Energy Corp (a)	75,095	1,013,783
World Kinect Corp	80,128	1,848,553
		21,125,116
TOTAL ENERGY		37,282,094
Financials - 18.0%
Banks - 8.9%
Ameris Bancorp	18,351	1,431,194
Arrow Financial Corp	12,645	424,493
Associated Banc-Corp	61,443	1,588,916
Banc of California Inc	50,252	883,430
BancFirst Corp	732	79,422
Bancorp Inc/The (a)	9,387	504,364
Bank of Hawaii Corp	15,024	1,115,532
Bankwell Financial Group Inc	2,476	120,136
Bridgewater Bancshares Inc (a)	3,131	55,418
Byline Bancorp Inc	9,672	305,345
Capital City Bank Group Inc	1,334	57,976
Central Pacific Financial Corp	41,820	1,336,567
Community Trust Bancorp Inc	20,998	1,274,999
Eastern Bankshares Inc	156,329	3,057,795
FB Financial Corp	16,532	858,672
First Bancorp/Southern Pines NC	540	30,428
First Busey Corp	21,380	540,273
First Commonwealth Financial Corp	76,591	1,346,470
First Financial Bankshares Inc	25,660	755,687
First Financial Corp	8,264	522,285
First Merchants Corp	40,528	1,569,649
Glacier Bancorp Inc	49,874	2,227,872
Great Southern Bancorp Inc	4,585	289,451
Hilltop Holdings Inc (b)	11,729	420,133
Independent Bank Corp/MI	2,985	99,401
Lakeland Financial Corp	22,603	1,296,960
Live Oak Bancshares Inc	13,252	438,244
National Bank Holdings Corp Class A	8,006	313,515
NB Bancorp Inc	92,353	1,945,878
Nbt Bancorp Inc	41,646	1,773,287
Nicolet Bankshares Inc	5,166	767,771
Northfield Bancorp Inc	71,626	969,816
Northrim BanCorp Inc	5,972	136,639
Northwest Bancshares Inc	155,911	1,978,511
Old National Bancorp/IN	26,958	595,772
Origin Bancorp Inc	36,772	1,524,567
Park National Corp	5,997	980,210
Provident Financial Services Inc	40,195	850,526
Renasant Corp	11,391	411,557
S&T Bancorp Inc	27,119	1,134,388
Sierra Bancorp	11,332	384,381
Simmons First National Corp Class A	157,003	3,053,708
SmartFinancial Inc	4,281	167,301
Trustmark Corp	7,952	335,097
UMB Financial Corp	8,319	938,300
United Bankshares Inc/WV	21,021	870,690
United Community Bank/SC	51,509	1,622,018
Washington Trust Bancorp Inc	3,440	115,102
WesBanco Inc	76,118	2,625,310
WSFS Financial Corp	2,227	145,779
		46,271,235
Capital Markets - 2.7%
Acadian Asset Management Inc	36,564	1,989,813
BGC Group Inc Class A	275,167	2,691,133
Cohen & Steers Inc	22,468	1,405,373
DigitalBridge Group Inc Class A	35,105	541,319
Federated Hermes Inc Class B	38,974	2,210,216
Oppenheimer Holdings Inc Class A	1,660	148,055
StepStone Group Inc Class A	1,496	71,389
StoneX Group Inc (a)	31,108	2,508,860
WisdomTree Inc	187,529	2,730,423
		14,296,581
Consumer Finance - 2.5%
Bread Financial Holdings Inc	1,760	131,806
Dave Inc Class A (a)	4,080	710,287
Encore Capital Group Inc (a)	43,910	3,078,969
Enova International Inc (a)	21,291	2,891,957
EZCORP Inc Class A (a)	98,975	2,511,986
FirstCash Holdings Inc	9,979	1,876,052
Lendingtree Inc (a)	10,829	464,348
NerdWallet Inc Class A (a)	41,516	430,936
PROG Holdings Inc	26,920	772,335
Regional Management Corp	3,206	103,393
		12,972,069
Financial Services - 1.2%
Compass Diversified Holdings	23,551	185,111
Essent Group Ltd	2,054	120,036
Flywire Corp (a)	70,092	815,871
NCR Atleos Corp (a)	12,221	532,591
NMI Holdings Inc (a)	51,696	1,939,118
Payoneer Global Inc (a)	328,439	1,586,360
Radian Group Inc	13,387	442,842
Repay Holdings Corp Class A (a)	42,154	109,600
Waterstone Financial Inc	15,806	284,982
		6,016,511
Insurance - 2.5%
American Integrity Insurance Group Inc	13,936	268,686
CNO Financial Group Inc	1,809	74,278
Genworth Financial Inc Class A (a)	181,049	1,470,118
HCI Group Inc	7,783	1,203,330
Heritage Insurance Holdings Inc (a)	17,400	456,750
Horace Mann Educators Corp	56,976	2,431,736
Kingstone Cos Inc	1,515	22,073
Lemonade Inc (a)(b)	15,179	951,420
Oscar Health Inc Class A (a)(b)	47,854	548,885
Palomar Hldgs Inc (a)	2,109	252,026
Selective Insurance Group Inc	24,793	1,869,144
Selectquote Inc (a)	98,825	62,210
Skyward Specialty Insurance Group Inc (a)	4,266	186,339
Stewart Information Services Corp	4,579	281,975
Tiptree Inc Class A	12,676	214,478
Trupanion Inc (a)	30,866	790,478
United Fire Group Inc	18,902	700,508
Universal Insurance Holdings Inc	37,089	1,266,960
		13,051,394
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Adamas Trust Inc	43,751	322,007
Dynex Capital Inc	11,509	146,855
Kkr Real Estate Finance Trust Inc (b)	32,499	198,894
TPG Mortgage Investment Trust Inc	16,458	120,307
TPG RE Finance Trust Inc	50,965	398,037
		1,186,100
TOTAL FINANCIALS		93,793,890
Health Care - 16.7%
Biotechnology - 8.9%
Absci Corp (a)	24,035	72,105
ACADIA Pharmaceuticals Inc (a)	36,486	812,178
ADMA Biologics Inc (a)	29,721	267,786
Agios Pharmaceuticals Inc (a)	2,509	84,879
Akebia Therapeutics Inc (a)	148,886	206,952
Alkermes PLC (a)	34,115	1,206,306
Allogene Therapeutics Inc (a)	134,268	327,614
Altimmune Inc (a)(b)	90,074	277,428
Amicus Therapeutics Inc (a)	72,008	1,041,236
Anika Therapeutics Inc (a)	12,415	180,018
Annexon Inc (a)	63,027	349,170
Arcellx Inc (a)	3,063	351,694
Arcus Biosciences Inc (a)	32,770	707,832
Arcutis Biotherapeutics Inc (a)	13,065	307,811
ArriVent Biopharma Inc (a)	4,089	94,333
Arrowhead Pharmaceuticals Inc (a)	19,227	1,205,533
Atara Biotherapeutics Inc (a)(b)	16,238	76,806
Atreca Inc Class A rights (a)(c)	11,775	0
Atrium Therapeutics Inc	1,290	17,247
Beam Therapeutics Inc (a)	5,788	137,928
BioCryst Pharmaceuticals Inc (a)	70,907	675,035
Biohaven Ltd (a)	26,665	225,586
Black Diamond Therapeutics Inc (a)(b)	86,058	183,304
Blueprint Medicines Corp rights (a)(c)	7,313	0
Bridgebio Pharma Inc (a)	24,683	1,832,960
C4 Therapeutics Inc (a)	92,760	243,959
Capricor Therapeutics Inc (a)	8,294	252,138
Cardiff Oncology Inc (a)(b)	31,282	50,677
CareDx Inc (a)(b)	27,501	477,417
Carisma Therapeutics Inc rights (a)(c)	165,842	0
Cartesian Therapeutics Inc rights (a)(c)	46,724	13,549
Catalyst Pharmaceuticals Inc (a)	31,818	787,814
Celcuity Inc (a)	4,612	526,414
Celldex Therapeutics Inc (a)	3,758	119,204
CG oncology Inc (a)	4,893	331,158
Cogent Biosciences Inc (a)	36,581	1,408,003
Compass Therapeutics Inc (a)(b)	72,192	381,896
Concentra Biosciences LLC rights (a)(c)	20,028	0
Cytokinetics Inc (a)	15,917	1,049,089
CytomX Therapeutics Inc (a)	80,596	378,801
Day One Biopharmaceuticals Inc (a)	1,615	34,626
Denali Therapeutics Inc (a)	11,123	213,562
Design Therapeutics Inc (a)	28,981	308,358
DiaMedica Therapeutics Inc (a)	7,252	49,096
Dianthus Therapeutics Inc (a)	5,046	423,460
Dyne Therapeutics Inc (a)	8,415	152,564
Emergent BioSolutions Inc (a)	5,240	43,492
Enanta Pharmaceuticals Inc (a)	24,780	312,971
Erasca Inc (a)	64,588	1,045,034
GRAIL Inc (a)(b)	9,526	492,304
Ideaya Biosciences Inc (a)	7,730	257,564
Immunovant Inc (a)	9,770	242,687
Inhibrx Biosciences Inc (a)	4,345	292,114
Insmed Inc (a)	2,119	346,499
Intellia Therapeutics Inc (a)	41,378	530,466
Ironwood Pharmaceuticals Inc Class A (a)	139,320	489,013
Jade Biosciences Inc	4,756	66,822
Jounce Therapeutics Inc rights (a)(c)	67,389	0
Kalaris Therapeutics Inc (a)(b)	7,806	45,041
KalVista Pharmaceuticals Inc (a)(b)	20,394	410,531
Kiniksa Pharmaceuticals International Plc Class A (a)	10,382	499,893
Kodiak Sciences Inc (a)	19,608	747,457
Krystal Biotech Inc (a)	2,920	754,294
Kura Oncology Inc (a)	8,932	72,617
Kymera Therapeutics Inc (a)	5,854	487,580
Larimar Therapeutics Inc (a)	48,275	217,238
Lexeo Therapeutics Inc (a)	7,113	40,829
MacroGenics Inc (a)	39,900	115,311
Madrigal Pharmaceuticals Inc (a)	3,867	2,024,258
MiMedx Group Inc (a)	51,330	202,754
Mirum Pharmaceuticals Inc (a)	10,107	933,685
Myriad Genetics Inc (a)	70,439	316,976
Nkarta Inc (a)	42,606	89,899
Novavax Inc (a)	49,008	398,925
Nuvalent Inc Class A (a)	5,634	577,203
Olema Pharmaceuticals Inc (a)	22,681	338,174
Oncternal Therapeutics Inc rights (a)(b)(c)	466	0
Organogenesis Holdings Inc Class A (a)	21,639	51,284
ORIC Pharmaceuticals Inc (a)(b)	12,101	153,320
Palvella Therapeutics Inc (a)	3,312	412,841
Praxis Precision Medicines Inc (a)	5,221	1,682,154
Precigen Inc (a)	27,865	107,838
Protagonist Therapeutics Inc (a)	4,010	422,654
Protara Therapeutics Inc (a)	52,313	272,551
PTC Therapeutics Inc (a)	18,804	1,281,117
Puma Biotechnology Inc (a)	18,175	116,138
Q32 Bio Inc rights (a)(b)(c)	22,439	0
Recursion Pharmaceuticals Inc Class A (a)(b)	162,338	498,378
REGENXBIO Inc (a)	16,682	139,795
Relay Therapeutics Inc (a)	52,323	520,614
Replimune Group Inc (a)	30,110	230,342
Rezolute Inc (a)(b)	53,774	164,011
Rhythm Pharmaceuticals Inc (a)	13,601	1,182,879
Rigel Pharmaceuticals Inc (a)	8,317	224,892
Sangamo Therapeutics Inc (a)(b)	220,038	54,327
Savara Inc (a)	59,279	323,663
Scholar Rock Holding Corp (a)	8,259	406,012
Soleno Therapeutics Inc (a)	572	19,151
Solid Biosciences Inc (a)	55,585	400,212
Surface Oncology Inc rights (a)(c)	32,938	0
Tango Therapeutics Inc (a)	28,302	592,078
Taysha Gene Therapies Inc (a)	88,962	397,660
TG Therapeutics Inc (a)(b)	16,224	538,961
Travere Therapeutics Inc (a)	27,025	802,913
Twist Bioscience Corp (a)	16,163	768,066
Tyra Biosciences Inc (a)	10,724	410,729
UroGen Pharma Ltd (a)(b)	19,515	350,880
Vanda Pharmaceuticals Inc (a)	13,684	94,556
Vaxcyte Inc (a)	13,722	797,385
Vera Therapeutics Inc Class A (a)	4,965	199,742
Veracyte Inc (a)	19,562	630,092
Verastem Inc (a)	42,609	225,828
Vericel Corp (a)	3,319	106,772
Vir Biotechnology Inc (a)	31,183	279,400
Viridian Therapeutics Inc (a)	23,434	458,369
Voyager Therapeutics Inc (a)	28,887	111,504
Xencor Inc (a)	8,888	107,189
Zenas Biopharma Inc (a)	3,715	72,628
Zentalis Pharmaceuticals Inc (a)(b)	42,799	100,150
Zymeworks Inc (a)	18,163	454,802
		46,399,034
Health Care Equipment & Supplies - 1.3%
Accuray Inc Del (a)	178,351	69,218
Alphatec Holdings Inc (a)	15,026	163,483
AtriCure Inc (a)	34,633	988,079
Avanos Medical Inc (a)	12,843	179,930
Axogen Inc (a)	10,213	338,357
Bioventus Inc (a)	3,828	34,950
Butterfly Network Inc Class A (a)(b)	103,346	417,518
Cerus Corp (a)	183,372	333,737
Haemonetics Corp (a)	5,393	303,949
iRhythm Technologies Inc (a)	10,105	1,192,592
Merit Medical Systems Inc (a)	1,013	69,826
NeuroPace Inc (a)	7,285	95,798
Omnicell Inc (a)	23,236	775,618
Orthofix Medical Inc (a)	77,359	887,308
Tactile Systems Technology Inc (a)	13,549	354,035
Tandem Diabetes Care Inc (a)	7,623	146,133
Varex Imaging Corp (a)	18,415	195,383
		6,545,914
Health Care Providers & Services - 3.1%
Alignment Healthcare Inc (a)	86,121	1,517,452
Aveanna Healthcare Holdings Inc (a)	90,947	585,699
BrightSpring Health Services Inc (a)	54,667	2,329,361
Castle Biosciences Inc (a)	5,698	139,886
Enhabit Inc (a)	38,592	543,761
Ensign Group Inc/The	2,233	449,950
Guardant Health Inc (a)	45,894	4,239,229
HealthEquity Inc (a)	45,763	3,824,414
NeoGenomics Inc (a)	9,921	73,613
Omada Health Inc	8,151	102,458
Option Care Health Inc (a)	55,621	1,497,317
Privia Health Group Inc (a)	45,717	940,399
Viemed Healthcare Inc (a)	9,000	82,890
		16,326,429
Health Care Technology - 0.1%
HealthStream Inc	22,296	461,750
Phreesia Inc (a)	7,433	62,288
		524,038
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (a)	33,561	712,500
Adaptive Biotechnologies Corp (a)	49,466	686,588
		1,399,088
Pharmaceuticals - 3.0%
Aardvark Therapeutics Inc (a)	7,980	30,085
Aclaris Therapeutics Inc (a)	14,637	54,889
Alumis Inc (a)	19,933	439,124
Amneal Intermediate Inc Class A (a)	100,235	1,245,921
ANI Pharmaceuticals Inc (a)	6,364	489,392
Arvinas Inc (a)	6,878	72,907
Atea Pharmaceuticals Inc (a)	21,416	115,218
Avadel Pharmaceuticals PLC rights (a)(c)	17,082	10,930
Axsome Therapeutics Inc (a)	10,147	1,715,046
BioAge Labs Inc (a)	5,828	101,932
Collegium Pharmaceutical Inc (a)(b)	11,440	378,321
Crinetics Pharmaceuticals Inc (a)	7,887	286,456
Edgewise Therapeutics Inc (a)	20,624	649,656
EyePoint Inc (a)(b)	11,334	146,095
Harmony Biosciences Holdings Inc (a)	27,886	781,087
Indivior Pharmaceuticals Inc	13,656	416,235
Innoviva Inc (a)	12,261	285,681
Ligand Pharmaceuticals Inc (a)	4,875	973,294
Liquidia Corp (a)	26,226	989,769
Maze Therapeutics Inc (a)	700	20,895
MBX Biosciences Inc (a)	2,555	76,267
Pacira BioSciences Inc (a)	11,978	270,703
Pfizer Inc rights (a)(c)	7,964	42,687
Phibro Animal Health Corp Class A	10,725	593,200
Prestige Consumer Healthcare Inc (a)	12,047	714,026
Rapport Therapeutics Inc (a)	13,484	421,914
SIGA Technologies Inc	18,938	101,318
Supernus Pharmaceuticals Inc (a)	21,560	1,114,436
Tarsus Pharmaceuticals Inc (a)	8,270	580,141
Terns Pharmaceuticals Inc (a)	25,634	1,351,424
Theravance Biopharma Inc (a)	20,173	327,408
Trevi Therapeutics Inc (a)	28,400	338,812
WaVe Life Sciences Ltd (a)	35,183	255,077
Xeris Biopharma Holdings Inc (a)	70,420	408,436
		15,798,782
TOTAL HEALTH CARE		86,993,285
Industrials - 18.8%
Aerospace & Defense - 2.5%
AAR Corp (a)	16,060	1,757,928
Archer Aviation Inc Class A (a)(b)	69,266	358,105
Carpenter Technology Corp	5,485	2,161,913
Ducommun Inc (a)	19,400	2,366,800
FTAI Aviation Ltd	10,905	2,671,725
Kratos Defense & Security Solutions Inc (a)(b)	26,073	1,838,407
Moog Inc Class A	1,727	505,389
Park Aerospace Corp (b)	26,616	728,746
Rocket Lab Corp	10,009	642,778
		13,031,791
Building Products - 1.4%
Apogee Enterprises Inc	26,419	886,093
Griffon Corp	18,601	1,351,921
Modine Manufacturing Co (a)	2,056	445,555
Resideo Technologies Inc (a)	99,636	3,358,730
Zurn Elkay Water Solutions Corp	25,740	1,154,182
		7,196,481
Commercial Services & Supplies - 0.7%
ABM Industries Inc	24,576	946,668
ACV Auctions Inc Class A (a)	64,240	272,377
Brink's Co/The	6,144	636,703
Interface Inc	22,602	563,242
OPENLANE Inc (a)	41,372	1,205,994
UniFirst Corp/MA	718	180,641
		3,805,625
Construction & Engineering - 2.9%
Arcosa Inc	12,741	1,352,330
Comfort Systems USA Inc	2,003	2,762,117
Dycom Industries Inc (a)	5,573	1,888,244
EMCOR Group Inc	3,751	2,769,401
Fluor Corp (a)	20,340	948,861
Granite Construction Inc	2,764	331,348
Limbach Holdings Inc (a)	6,535	510,057
MYR Group Inc (a)	2,039	575,650
Orion Group Holdings Inc (a)	30,309	330,368
Sterling Infrastructure Inc (a)	1,303	530,673
Tutor Perini Corp	43,186	3,333,527
		15,332,576
Electrical Equipment - 3.9%
Allient Inc	20,574	1,215,718
American Superconductor Corp (a)	13,106	443,638
Bloom Energy Corp Class A (a)	54,956	7,445,988
EnerSys	22,754	3,952,825
Eos Energy Enterprises Inc (a)(b)	20,774	103,038
LSI Industries Inc	44,603	829,616
Nextpower Inc Class A (a)	4,265	514,146
NuScale Power Corp Class A (a)(b)	12,297	133,299
Plug Power Inc (a)	239,883	542,136
Preformed Line Products Co (b)	7,726	2,091,815
Sunrun Inc (a)	24,275	329,169
Vicor Corp (a)	16,077	2,588,397
		20,189,785
Ground Transportation - 0.2%
Marten Transport Ltd	70,930	931,311
Machinery - 4.3%
Astec Industries Inc	25,622	1,379,488
Atmus Filtration Technologies Inc	8,480	481,410
CECO Environmental Corp (a)	37,832	2,254,031
Chart Industries Inc (a)	5,601	1,158,007
ESCO Technologies Inc	1,162	326,952
Federal Signal Corp	26,210	2,834,349
Franklin Electric Co Inc	13,579	1,251,576
Gorman-Rupp Co/The (b)	6,940	431,182
Hillman Solutions Corp (a)	108,005	898,602
Hurco Cos Inc (a)	4,790	70,460
Kennametal Inc	86,026	3,108,119
L B Foster Co Class A (a)	3,644	101,668
Mueller Water Products Inc Class A1	4,614	126,839
Proto Labs Inc (a)	28,053	1,599,582
SPX Technologies Inc (a)	6,624	1,324,403
Trinity Industries Inc	39,720	1,278,190
Watts Water Technologies Inc Class A	1,359	394,504
Worthington Enterprises Inc	58,287	3,039,084
		22,058,446
Marine Transportation - 0.1%
Matson Inc	1,824	299,027
Passenger Airlines - 0.7%
Allegiant Travel Co (a)	1,160	94,006
Joby Aviation Inc Class A (a)(b)	113,069	933,950
SkyWest Inc (a)	30,418	2,793,285
		3,821,241
Professional Services - 0.7%
CSG Systems International Inc	5,530	442,068
ExlService Holdings Inc (a)	36,318	1,105,883
IBEX Holdings Ltd (a)	2,928	78,528
Korn Ferry	2,388	150,325
Planet Labs PBC Class A (a)(b)	71,489	1,998,118
		3,774,922
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies Inc	5,609	1,488,180
Custom Truck One Source Inc Class A (a)	34,137	224,280
DXP Enterprises Inc/TX (a)	20,251	2,829,672
Hudson Technologies Inc (a)	11,516	67,714
McGrath RentCorp	2,510	276,803
Rush Enterprises Inc Class A	32,734	2,164,045
Xometry Inc Class A (a)	6,920	282,613
		7,333,307
TOTAL INDUSTRIALS		97,774,512
Information Technology - 13.9%
Communications Equipment - 2.1%
ADTRAN Holdings Inc (a)	219,457	2,760,769
Aviat Networks Inc (a)	5,536	125,169
Extreme Networks Inc (a)	206,755	3,117,865
Harmonic Inc (a)	166,201	1,492,485
NetScout Systems Inc (a)	17,745	564,114
Viavi Solutions Inc (a)	84,442	2,810,230
Vistance Networks Inc (a)	4,609	83,884
		10,954,516
Electronic Equipment, Instruments & Components - 2.5%
Aeva Technologies Inc (a)(b)	17,549	230,945
Arlo Technologies Inc (a)	59,901	852,391
Benchmark Electronics Inc	26,941	1,510,312
Daktronics Inc (a)	22,639	442,592
Evolv Technologies Holdings Inc Class A (a)	53,346	322,743
Itron Inc (a)	14,968	1,341,582
nLight Inc (a)	18,967	1,081,498
Ouster Inc Class A (a)	22,271	409,118
PC Connection Inc	8,221	480,600
Plexus Corp (a)	11,232	2,274,930
Sanmina Corp (a)	18,717	2,426,473
ScanSource Inc (a)	28,407	1,031,174
TTM Technologies Inc (a)	5,795	564,549
		12,968,907
IT Services - 0.7%
Applied Digital Corp (a)(b)	17,180	407,853
Backblaze Inc Class A (a)(b)	40,578	139,993
Commerce.com Inc (a)	240,513	642,170
Fastly Inc Class A (a)	77,412	2,249,593
		3,439,609
Semiconductors & Semiconductor Equipment - 2.9%
ACM Research Inc Class A (a)	34,307	1,349,980
Alpha & Omega Semiconductor Ltd (a)	11,635	257,832
Ambarella Inc (a)	37,131	1,911,318
CEVA Inc (a)(b)	11,405	213,045
Credo Technology Group Holding Ltd (a)	31,642	2,970,236
Diodes Inc (a)	10,801	737,276
FormFactor Inc (a)	2,316	224,629
MaxLinear Inc (a)	77,583	1,349,168
Navitas Semiconductor Corp Class A (a)(b)	60,554	531,059
PDF Solutions Inc (a)(b)	67,358	2,203,280
Rigetti Computing Inc Class A (a)(b)	76,179	1,069,553
Silicon Laboratories Inc (a)	5,491	1,142,952
SiTime Corp (a)	3,058	1,056,080
		15,016,408
Software - 5.2%
8x8 Inc (a)	516,550	857,473
ACI Worldwide Inc (a)	21,475	880,690
Alarm.com Holdings Inc (a)	60,034	2,592,869
Appian Corp Class A (a)(b)	54,582	1,315,972
Arteris Inc (a)(b)	19,944	327,879
Asana Inc Class A (a)(b)	110,827	709,293
Blackbaud Inc (a)	20,376	786,717
Clear Secure Inc Class A	71,540	3,463,252
Commvault Systems Inc (a)	21,363	1,663,964
Domo Inc Class B (a)	68,289	208,964
Five9 Inc (a)	10,447	158,481
Freshworks Inc Class A (a)	73,614	591,120
Intapp Inc (a)	34,051	874,770
LiveRamp Holdings Inc (a)	67,478	1,789,517
ON24 Inc (a)	20,975	169,898
OneSpan Inc	98,259	1,034,667
PagerDuty Inc (a)	88,123	547,244
Progress Software Corp (a)	60,977	1,564,060
Q2 Holdings Inc (a)	26,113	1,235,145
Rapid7 Inc (a)	33,400	184,034
Sprout Social Inc Class A (a)	39,594	225,686
SPS Commerce Inc (a)	1,315	73,206
Tenable Holdings Inc (a)	152,465	2,578,945
Terawulf Inc (a)(b)	33,559	484,256
Upland Software Inc (a)	17,202	11,456
Vertex Inc Class A (a)	82,653	982,744
Workiva Inc Class A (a)	8,805	525,042
Xperi Inc (a)	167,492	937,955
Yext Inc (a)	118,228	453,996
		27,229,295
Technology Hardware, Storage & Peripherals - 0.5%
Diebold Nixdorf Inc (a)	17,783	1,341,550
GPGI Inc Class A	4,401	75,256
Immersion Corp (b)	39,286	214,501
IonQ Inc (a)(b)	48,087	1,386,348
		3,017,655
TOTAL INFORMATION TECHNOLOGY		72,626,390
Materials - 4.3%
Chemicals - 1.2%
American Vanguard Corp (a)	47,145	117,390
Balchem Corp	8,025	1,360,077
HB Fuller Co	13,166	812,079
Innospec Inc	2,220	162,104
Intrepid Potash Inc (a)	3,896	166,632
Mativ Holdings Inc	23,917	208,078
Minerals Technologies Inc	12,790	907,067
Sensient Technologies Corp	28,483	2,462,071
		6,195,498
Construction Materials - 0.1%
United States Lime & Minerals Inc	4,359	569,329
Containers & Packaging - 0.1%
O-I Glass Inc (a)	74,028	778,034
Metals & Mining - 2.9%
Alpha Metallurgical Resources Inc (a)	1,675	343,827
Coeur Mining Inc (a)	236,489	4,438,899
Commercial Metals Co	62,890	3,863,333
Hecla Mining Co	205,977	3,837,352
Materion Corp (b)	1,959	283,369
Perpetua Resources Corp (United States) (a)(b)	6,148	172,882
Ryerson Holding Corp	14,282	321,059
USA Rare Earth Inc Class A (a)	13,465	203,793
Worthington Steel Inc (b)	43,393	1,316,978
		14,781,492
TOTAL MATERIALS		22,324,353
Real Estate - 3.8%
Diversified REITs - 0.2%
Broadstone Net Lease Inc Class A	35,796	653,993
Essential Properties Realty Trust Inc	20,036	608,293
		1,262,286
Health Care REITs - 0.6%
American Healthcare REIT Inc	17,161	809,313
CareTrust REIT Inc	44,653	1,636,532
Chiron Real Estate Inc	11,044	365,336
Community Healthcare Trust Inc	1,027	16,319
Diversified Healthcare Trust	63,892	424,243
		3,251,743
Industrial REITs - 0.1%
Industrial Logistics Properties Trust	10,833	61,531
Terreno Realty Corp	5,840	358,693
		420,224
Office REITs - 0.3%
COPT Defense Properties	35,392	1,082,996
Douglas Emmett Inc	20,358	191,772
Empire State Realty Trust Inc Class A	496	2,578
Postal Realty Trust Inc Class A	6,613	122,737
		1,400,083
Real Estate Management & Development - 1.4%
Compass Inc Class A (a)	309,921	2,265,523
Cushman & Wakefield Ltd	199,243	2,442,720
eXp World Holdings Inc (b)	62,980	377,250
Newmark Group Inc Class A	99,284	1,488,267
RE/MAX Holdings Inc Class A (a)	10,579	60,935
		6,634,695
Retail REITs - 0.6%
Kite Realty Group Trust	11,732	288,021
Phillips Edison & Co Inc	70,605	2,642,039
Tanger Inc	4,866	165,346
Whitestone REIT	15,954	257,657
		3,353,063
Specialized REITs - 0.6%
Outfront Media Inc	116,217	3,079,751
Safehold Inc	11,964	161,872
		3,241,623
TOTAL REAL ESTATE		19,563,717
Utilities - 1.8%
Electric Utilities - 0.3%
Oklo Inc Class A (a)(b)	15,754	781,241
TXNM Energy Inc	9,416	550,459
		1,331,700
Gas Utilities - 0.8%
New Jersey Resources Corp	10,423	572,431
Southwest Gas Holdings Inc	36,111	3,138,046
Spire Inc	7,604	688,466
		4,398,943
Independent Power and Renewable Electricity Producers - 0.4%
Hallador Energy Co (a)	71,278	1,160,406
Ormat Technologies Inc	6,908	773,143
		1,933,549
Multi-Utilities - 0.3%
Avista Corp	26,756	1,073,986
Northwestern Energy Group Inc	3,605	237,714
		1,311,700
Water Utilities - 0.0%
Consolidated Water Co Ltd	5,119	169,541
TOTAL UTILITIES		9,145,433
TOTAL UNITED STATES		496,983,261
TOTAL COMMON STOCKS (Cost $424,051,414)		515,840,619

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	3,944,710	3,945,499
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	19,229,808	19,231,731
TOTAL MONEY MARKET FUNDS (Cost $23,177,230)			23,177,230

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $447,228,644)	539,017,849
NET OTHER ASSETS (LIABILITIES) - (3.5)% (d)	(18,311,180)
NET ASSETS - 100.0%	520,706,669

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	33	6/2026	4,145,130	27,707

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)	Includes $524,439 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,610,929.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,685,528	24,101,110	27,841,139	84,099	(48)	48	3,945,499	3,944,710	0.0%
Fidelity Securities Lending Cash Central Fund	25,087,338	34,830,178	40,685,785	24,183	-	-	19,231,731	19,229,808	0.1%
Total	32,772,866	58,931,288	68,526,924	108,282	(48)	48	23,177,230

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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